Organization and Business Description (Tables)	6 Months Ended
Mar. 31, 2025
Organization and Business Description [Abstract]
Schedule of Company’s Subsidiaries

As of March 31, 2025, the Company’s subsidiaries are as follows:

Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
Hong Kong Jintaiyang International Education Holding Group Limited (“Golden Sun Hong Kong”)	June 23, 2017	Hong Kong, PRC	100%	Investment Holding
Golden Sun (SH) Cultural and Tourism Research Institute Limited (“Golden Sun (SH)”)	April 3, 2023	Hong Kong, PRC	100%	Investment Holding
Zhejiang Golden Sun Education Technology Group Co., Ltd. (“Golden Sun Wenzhou” or “WFOE”)	October 24, 2018	PRC	100%	Education and management service
Wenzhou City Ouhai District Yangfushan Culture Tutorial School (“Yangfushan Tutorial”)	May 5, 2008	PRC	100%	Tutorial service
Shanghai Golden Sun Gongyu Education Technology Co., Ltd. (“Gongyu Education”) (a)	September 15, 2017	PRC	100%	Education and management service
Shanghai Xianjin Technology Development Co., Ltd. (“Xianjin Technology”) (a)	February 20, 2012	PRC	85%	Education service
Shanghai Zhouzhi Culture Development Co., Ltd (“Zhouzhi Culture”) (a)	December 11, 2012	PRC	100%	Tutorial service
Hangzhou Jicai Education Technology Co. Ltd., (“Hangzhou Jicai”) (a)	April 10, 2017	PRC	100%	Tutorial service
Shanghai Yangpu District Jicai Tutorial School (“Shanghai Jicai”) (c)	March 13, 2001	PRC	100%	Tutorial service
Shanghai Hongkou Practical Foreign Language School (“Hongkou Tutorial”) (a)	February 6, 2004	PRC	76.5%	Tutorial service
Wenzhou Lilong Network Technology Co., Ltd. (“Lilong Network”) (b)	December 17, 2019	PRC	100%	Education logistics and accommodation service
Shanghai Qinshang Education Technology Co., Ltd (“Qinshang Education”) (a)	December 12, 2019	PRC	100%	Educational training service
Shanghai Fuyouyuan Health Technology Co., Ltd, (“Fuyouyuan”) (d)	March 7, 2023	PRC	100%	Health business
Shanghai Jinheyu Biotechnology Co., Ltd. (“Shanghai Jinheyu”) (a)	August 15, 2023	PRC	51%	Health business
Zhejiang Golden Sun Selection Technology Co., Ltd. (“Golden Sun Selection”)	November 17, 2023	PRC	100%	E-commerce service
Shanghai Fuyang Cultural and Tourism Development Co., Ltd. (“Fuyang”)	September 5, 2024	PRC	51%	Cultural and Tourism

(a)	On July 6, 2025, the Company’s PRC subsidiary, Golden Sun Wenzhou, signed an agreement with a third party to sell 100% equity interests of its wholly-owned subsidiary, Gongyu Education, and its subsidiaries, for a total consideration of approximately $689,018 (RMB5,000,000). The transaction was closed on July 21, 2025 (details refer to Note 4).

(b)	Lilong Network formerly known as Wenzhou Lilong Logistics Services Co., Ltd., changed its name on June 19, 2025.

(c)	The Company’s Board of Directors approved the cessation of business operations of Shanghai Jicai on September 7, 2023. The deregistration was completed on December 9, 2024.

(d)	On March 19, 2025, the other shareholder of Fuyouyuan transferred all of his equity interests to the Company for a price of nil, as Fuyouyuan had not yet commenced operations.